Supplemental Financial Statement Disclosures (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Supplemental Financial Statement Disclosures (Tables) [Line Items]
Schedule of Receivables	Receivables at September 30, 2023 and December 31, 2022, consisted of the following (in thousands):
	September 30,	December 31,
	2023	2022

Trade accounts receivable	$15,050	$13,691
Vendor rebates receivable	5,459	8,514
Other receivables	637	5,951

Total receivables	21,146	28,156
Less allowance for doubtful accounts	(1,282)	(1,506)

Total receivables, net	$19,864	$26,650

Schedule of Inventory	Inventory as of September 30, 2023 and December 31, 2022, consisted of the following (in thousands):
	September 30,	December 31,
	2023	2022

Appliances	$28,240	$39,702
Furniture and other	2,442	3,853

Total merchandise inventory	30,682	43,555
Less reserve for obsolescence	(589)	(1,789)

Total merchandise inventory, net	$30,093	$41,766
Merchandise inventory at December 31, 2022 and 2021, consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021

Appliances	$39,702	$49,631
Furniture and other	3,853	3,605

Total merchandise inventory	43,555	53,236
Less reserve for obsolescence	(1,789)	(843)

Total merchandise inventory, net	$41,766	$52,393

Schedule of Property and Equipment	Property and equipment at December 31, 2022 and 2021, consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021

Warehouse equipment	$291	290
Financed warehouse equipment	515	256
Office furniture and equipment	324	226
Transportation equipment	1,466	1,417
Leasehold improvements	3,131	1,814
Showroom inventory	1,037	1,032
Total property and equipment	6,764	5,035
Less: accumulated depreciation	(1,689)	(450)

Property and equipment, net	$5,075	$4,585

Schedule of Breakdown of Identifiable Intangible Assets	The following table provides a breakdown of identifiable intangible assets as of September 30, 2023 and December 31, 2022 (in thousands):
	September 30,	December 31,
	2023	2022
Customer relationships	$3,461	$3,461
Marketing related - tradename	6,835	6,835
Total intangible assets	10,296	10,296
Accumulated amortization	(2,260)	(-)

Intangible assets, net	$8,036	$10,296
Intangible assets at December 31, 2022 and 2021, consisted of the following (in thousands):
	December 31,	December 31,
	2022	2021

Customer relationships	$3,461	$24,148
Marketing-related	6,835	26,935

Total intangible assets	10,296	51,083
Less: accumulated amortization	-	(6,871)

Intangible assets, net	$10,296	$44,212

Schedule of Estimated Annual Amortization Expense	At September 30, 2023, estimated annual amortization expense for each of the next five years is as follows (in thousands):
Year ending December 31,	Amount
2023 (Remainder of year)	$754
2024	3,013
2025	3,013
2026	1,256
2027	-

Total	$8,036
Following is the estimated amortization expense for the customer relationship and marketing-related intangible assets for the next five years as of December 31, 2021 (in thousands):
Year Ending December 31,	Amount

2023	$3,013
2024	3,013
2025	3,013
2026	1,257

Total	$10,296

Schedule of Accounts Payable and Accrued Expenses	Accounts payable and accrued expenses at September 30, 2023 and December 31, 2022, consisted of the following (in thousands):
	September 30,	December 31,
	2023	2022

Trade accounts payable	$38,002	$34,345
Accrued sales tax	32,039	36,196
Accrued payroll liabilities	1,110	680
Accrued interest	39	37
Accrued liability for sales returns	1,916	3,916
Credit cards payable	115	32
Accrued insurance	-	1,180
Other accrued liabilities	3,303	5,151

Total accounts payable and accrued expenses	$76,524	$81,537

Property, Plant and Equipment [Member]
Supplemental Financial Statement Disclosures (Tables) [Line Items]
Schedule of Property and Equipment	Property and equipment at September 30, 2023 and December 31, 2022, consisted of the following (in thousands):
	September 30,	December 31,
	2023	2022

Warehouse equipment	$806	$806
Furniture and fixtures	337	324
Transportation equipment	1,566	1,466
Leasehold improvements	2,157	3,131
Showroom inventory	1,037	1,037

Total property and equipment	5,903	6,764
Less: accumulated depreciation	(2,628)	(1,689)

Property and equipment, net	$3,275	$5,075